SUPPLEMENT DATED DECEMBER 30, 2020

TO THE PROSPECTUS, AS SUPPLEMENTED TO DATE

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

Morningstar Defensive Bond Fund

Morningstar Global Income Fund

Morningstar International Equity Fund

Morningstar Multisector Bond Fund

Morningstar Municipal Bond Fund

Morningstar Total Return Bond Fund

Morningstar U.S. Equity Fund

Morningstar Unconstrained Allocation Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Trust’s Prospectus dated August 31, 2020, as supplemented to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes

1.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the table following the “Fund Management” heading in the Summary Section of the Prospectus for the Morningstar Municipal Bond Fund and Morningstar Total Return Bond Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	June 2019

2.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the table following the “Fund Management” heading in the Summary Section of the Prospectus for the Morningstar Multisector Bond Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Daniel E. McNeela, CFA	Senior Portfolio Manager and Co-Head of Target Risk Strategies	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	June 2019

Hong Cheng, CFA	Portfolio Manager	December 2020

3.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the table following the “Fund Management” heading in the Summary Section of the Prospectus for the Morningstar Alternatives Fund and Morningstar Unconstrained Allocation Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Edward Fane, CFA	Portfolio Manager	November 2018

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020

4.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the table following the “Fund Management” heading in the Summary Section of the Prospectus for the Morningstar Defensive Bond Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Edward Fane, CFA	Portfolio Manager	November 2018

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020

Hong Cheng, CFA	Portfolio Manager	December 2020

5.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the table following the “Fund Management” heading in the Summary Section of the Prospectus for the Morningstar Global Income Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Chief Investment Officer and Portfolio Manager	Since Inception (November 2018)

Richard M. Williamson, CFA, CIPM	Portfolio Manager and Head of Outcome Based Strategies	December 2020

Hong Cheng, CFA	Portfolio Manager	December 2020

6.

To reflect changes in Brandywine Global Investment Management, LLC’s portfolio managers effective January 1, 2021, the Brandywine Global Investment Management, LLC section of the table following the “Subadvisers and Portfolio Managers” heading in the Summary Section of the Prospectus for the Morningstar Unconstrained Allocation Fund is, effective January 1, 2021, removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Brandywine Global Investment Management, LLC

David F. Hoffman, CFA	Managing Director and Portfolio Manager	May 2019

Jack P. McIntyre, CFA	Portfolio Manager	May 2019

Anujeet Sareen, CFA	Portfolio Manager	May 2019

Tracy Chen, CFA, CAIA	Portfolio Manager	January 2021

Brian Kloss, JD, CPA	Portfolio Manager	January 2021

7.

In the “Management of the Funds” section of the Prospectus, the portfolio manager descriptions following the “Investment Adviser” heading of the Prospectus are hereby removed and replaced with the following:

Marta K. Norton, CFA (Morningstar Global Income Fund, Morningstar Defensive Bond Fund, Morningstar Unconstrained Allocation Fund, and Morningstar Alternatives Fund)—Marta Norton is Chief Investment Officer, Americas and portfolio manager for Morningstar’s Investment Management group. As Chief Investment Officer, Norton leads a team of investment professionals with portfolio management responsibilities or perform activities supporting such responsibilities. Prior to that, she led the group’s U.S. outcome-based strategies team, which focuses on inflation-plus, cash-plus, and income investment strategies. Previously, Norton was an investment manager for Morningstar Investment Services, where she managed asset allocation, income, and absolute return strategies. Prior to joining the investment management group in 2008, she was a senior mutual fund analyst for Morningstar, Inc. and led Morningstar’s 529 college-savings-plan coverage. Before joining Morningstar in 2005, Norton was an economist for the Bureau of Labor Statistics and a research analyst for LECG, LLC. Norton holds a BA from Wheaton College. Norton has served as a portfolio manager for the Funds since their inception in November 2018.

Daniel E. McNeela, CFA (Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund, and Morningstar Multisector Bond Fund)—Dan McNeela is a senior portfolio manager and co-head of target risk strategies with Morningstar’s Investment Management group. McNeela is focused on portfolio construction, asset allocation, and manager due diligence. Along with the other comanagers of the Funds, he is responsible for subadviser selection and oversight, allocating the Funds’ assets to the subadvisers and any ETFs that are selected, constructing the portfolios to achieve desired asset class exposures including any residual cash, in addition to other portfolio management responsibilities. Prior to joining the investment management group in 2006, McNeela was associate director of mutual fund analysis for Morningstar, Inc. McNeela served as the editor of Morningstar’s flagship newsletter, Morningstar Mutual Funds and appeared before House and Senate subcommittees to testify as an investor advocate regarding the effectiveness of 529 college savings plans. He joined Morningstar in 2000 as a fund analyst with the individual investor group, specializing in domestic equity funds, with subspecialties in real estate and long-short funds and was the lead analyst on funds offered by Janus, Putnam, Royce and Goldman Sachs. Prior to Morningstar, he held several corporate finance positions at Scott Foresman, a leading educational publisher. McNeela holds a BS in Finance from Indiana University and an MBA from the University of Illinois. McNeela has served as a portfolio manager for the Funds since their inception in November 2018.

Richard M. Williamson, CFA, CIPM (Morningstar Alternatives Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund, Morningstar Multisector Bond Fund, Morningstar Municipal Bond Fund, Morningstar Total Return Bond Fund and Morningstar Unconstrained Allocation Fund)—Richard Williamson is a portfolio manager for Morningstar’s Investment Management group with attention to, among other things, portfolio construction, asset allocation, and manager due diligence. Williamson is also Head of U.S. Outcome Based Strategies, which focus on inflation-plus, cash-plus and income investment strategies. Williamson is also a member of Investment Management’s Global Asset Allocation team concentrating on global fixed-income research. Prior to joining Morningstar Investment Management in 2013, Williamson was a consultant and analyst with Cardinal Investment Advisors, LLC., where he built asset allocation models for defined benefit plans, performed manager due diligence, and worked on capital market research. Williamson holds a bachelor’s degree in economics and government from the University of Virginia. Williamson holds a Certificate in Investment Performance Measurement and the Chartered Financial Analyst® designation. Williamson has served as a portfolio manager for the Morningstar Multisector Bond Fund, Morningstar Municipal Bond Fund and Morningstar Total

Return Bond Fund since June 2019 and a portfolio manager for the Morningstar Alternatives Fund, Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Unconstrained Allocation Fund since December 2020.

Hong Cheng, CFA (Morningstar Defensive Bond Fund, Morningstar Global Income Fund, and Morningstar Multisector Bond Fund)— Hong Cheng is a portfolio manager with Morningstar’s Investment Management group. Along with the other Morningstar portfolios managers for the Funds, Cheng is responsible for subadviser selection and oversight, subadviser and exchange traded funds (ETFs) allocations, in addition to other portfolio management responsibilities. Cheng is also a member of Investment Management’s Global Asset Allocation team focusing on U.S. below-investment grade credit sectors. Previously, Cheng was an Operations Associate at Morningstar Investment Services, where she provided trading support and conducted back and middle office operations including trade settlement and account reconciliation. Cheng holds a bachelor’s degree in finance and insurance from Renmin University of China, a master’s degree in finance from DePaul University and an MBA from the University of Chicago Booth Graduate School of Business. Cheng is a CFA Charter Holder. Cheng has served as a portfolio manager for the Morningstar Defensive Bond Fund, Morningstar Global Income Fund and Morningstar Multisector Bond Fund since December 2020.

Edward Fane, CFA (Morningstar Alternatives Fund, Morningstar Defensive Bond Fund, and Morningstar Unconstrained Allocation Fund)—Edward Fane is a portfolio manager focusing on real return, income and emerging market strategies. Fane rejoined Morningstar Inc.’s European, Middle East and Africa (EMEA) investment management group in January 2021 as Head of EMEA Research. Prior to that, Fane was part of Morningstar Inc.’s U.S. investment management group where he focused on outcomes-orientated based strategies including real return and income. Fane’s previous role with Morningstar Inc.’s EMEA investment management group (from 2014 to 2018) was serving as the European lead for strategic bond and emerging market debt managers and assumed the role of emerging market debt asset class lead for the global investment management business. Prior to joining Morningstar, Fane worked at Thesis Asset Management, where he helped to grow the institutional focused business and dedicated fund research department. His role covered private office and business-to-business relationships, as well as co-managing the firm’s suite of multi-asset unit trusts. Fane led the fixed income fund research effort for Thesis Asset Management and sat on the fixed income asset allocation committee. Fane holds a BA (Hons) in Philosophy from Warwick University, UK, a Chartered Institute of Securities and Investment diploma and is a CFA charterholder. Fane has served as a portfolio manager for the Funds since November 2018.

Gareth P. Lyons (Morningstar International Equity Fund, Morningstar U.S. Equity Fund)—Gareth Lyons is a portfolio manager on the active asset allocation team in Morningstar’s Investment Management group. In this role, Lyons is responsible for manager assessment and selection as well as portfolio construction for multimanager portfolios and models. Along with the other comanager of the Fund, he is responsible for subadviser selection and oversight, allocating the Fund’s assets to the subadvisers and any ETFs that are selected, constructing the portfolio to achieve desired asset class exposures including any residual cash, in addition to other portfolio management responsibilities. Prior to joining the investment management group in 2017, Lyons was director with Morningstar Investment Management’s manager selection team, overseeing manager research and selection for retirement-focused clients. Lyons joined Morningstar, Inc. as a mutual fund analyst in 2003, specializing in international and domestic equity funds. Prior to joining the firm, Lyons was an equity analyst and portfolio manager with DHK Trading, LLC, and before that, he was an equity analyst with UBS Global Asset Management. Lyons holds a BA in English and Economics (with honors) from University College Dublin, Ireland. Lyons has served as a portfolio manager for the Funds since their inception in November 2018.

Michael A. Stout, CFA (Morningstar U.S. Equity Fund, Morningstar International Equity Fund)—Mike Stout is a portfolio manager within Morningstar’s Investment Management group, specializing in domestic equity. Along with the other comanager of the Fund, he is responsible for subadviser selection and oversight, allocating the Fund’s assets to the subadvisers and any ETFs that are selected, constructing the portfolios to achieve desired asset class exposures including any residual cash, in addition to other portfolio management responsibilities. Prior to joining the investment management group in 1998 as a founding member, Stout was senior analyst and editor of fund research. Before that, he was a research analyst covering open-end funds. He began his career at Morningstar in 1993 as a research analyst covering closed-end funds. Before joining Morningstar, Stout was an investment broker with A.G. Edwards & Sons and previously a captain in the United States Air Force. He holds a BA in music from The Ohio State University and an MBA from the University of Texas at San Antonio. Stout has served as a portfolio manager for the Funds since their inception in November 2018.

8.

Brandywine Global Investment Management, LLC’s information in the “Subadvisers and Portfolio Managers” section for the Morningstar Unconstrained Allocation Fund of the Prospectus is hereby removed and replaced with the following:

Brandywine Global Investment Management, LLC (Brandywine), 1735 Market Street, Suite 1800, Philadelphia, PA 19103, serves as a subadviser to the Fund under a subadvisory agreement (the Brandywine Subadvisory Agreement) with Morningstar on behalf of the Fund. Brandywine is registered as an investment adviser with the SEC and was founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. in an all-cash transaction. As a result of the transaction, Brandywine is now an indirect, wholly owned subsidiary of Franklin Resources, a publicly traded holding company that, together with its various subsidiaries, is referred to as Franklin Templeton Investments, a global investment management organization offering investment services. As of December 31, 2019, Brandywine had approximately $76.2 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Brandywine’s allocated portion of the Fund’s portfolio:

David F. Hoffman, CFA—David Hoffman is co-lead portfolio manager for the firm’s Global Fixed Income and related strategies. He joined the firm in 1995. Previously, Hoffman was president of Hoffman Capital, a global financial futures investment firm (1991 -1995); head of fixed-income investments at Columbus Circle Investors (1983-1990); senior vice president and portfolio manager at INA Capital Management (1979-1982), and fixed income portfolio manager at Provident National Bank (1975-1979). Hoffman earned a BA in Art History from Williams College. He is a member of the firm’s Executive Board, currently serving as the board’s chair. Hoffman has served as a portfolio manager for the Fund since May 2019.

Jack P. McIntyre, CFA—Jack McIntyre is a portfolio manager for the firm’s Global Fixed Income and related strategies. He joined the firm in 1998. Previously, he held positions as market strategist with McCarthy, Crisanti & Maffei, Inc. (1995-1998); senior fixed-income analyst with Technical Data, a division of Thomson Financial Services (1992-1995); quantitative associate with Brown Brothers Harriman & Co. (1990), and investment analyst with the Public Employee Retirement Administration of Massachusetts (1987-1989). McIntyre earned an MBA in Finance from the Leonard N. Stern Graduate School of Business at New York University and a BBA in Finance from the University of Massachusetts, Amherst. McIntyre has served as a portfolio manager for the Fund since May 2019.

Anujeet Sareen, CFA—Anujeet Sareen is a portfolio manager for the firm’s Global Fixed Income and related strategies. Prior to joining the firm in 2016, Sareen was a managing director of global fixed income and a global macro strategist, as well as chair of the Currency Strategy Group at Wellington Management in Boston. Over his 22-year career at Wellington (1994-2016), he held a variety of roles while cultivating extensive fixed income and currency management experience. Sareen earned a BA in Computer Science from Brown University. Sareen has served as a portfolio manager for the Fund since May 2019.

Tracy Chen, CFA, CAIA joined Brandywine Global in 2008. As portfolio manager, she leads Brandywine Global’s structured credit investing, including investments in U.S. and European RMBS, CMBS, and ABS, as well as CLO and other structured products. Prior to joining Brandywine Global, she was with UBS Investment Bank as Director of Structured Products (2006-2008); GMAC Mortgage Group (2002-2006), focusing on mortgage whole loan pricing and trading; and Deloitte Consulting (2001-2002). Tracy earned her MBA with a concentration in Finance from the University of North Carolina at Chapel Hill. She also holds an M.A. in American Studies and a B.A. from University of Electronic Science & Technology of China. Tracy is a CFA® charterholder and a CAIA charterholder. Chen will begin serving as a portfolio manager for the Fund effective January 1, 2021.

Brian Kloss, JD, CPA joined Brandywine Global in 2009. As portfolio manager, he leads Brandywine Global’s credit research capabilities bringing over 20 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Brian earned his J.D. from Villanova School of Law and graduated summa cum laude with a B.S. in Accounting from University of Scranton. He is a member of the New Jersey and Pennsylvania Bar Associations and is a Pennsylvania Certified Public Accountant. Kloss will begin serving as a portfolio manager for the Fund effective January 1, 2021.

Clarification of Benchmark Descriptions

1.

To correct the description of the Morningstar Global Income Blended Index referenced in the “Average Annual Total Return” table in the Summary Section of the Prospectus for the Morningstar Global Income Fund, footnote 1 of such table is hereby removed and replaced with the following:

1 The Morningstar Global Income Blended Index is composed of 75% Morningstar Global Markets NR Index and 25% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties. Investors should note that such indices do not reflect the deduction of fees, expenses or other taxes.

2.

To correct the description of the Morningstar Unconstrained Allocation Blended Index referenced in the “Average Annual Total Return” table in the Summary Section of the Prospectus for the Morningstar Unconstrained Allocation Fund, footnote 1 of such table is hereby removed and replaced with the following:

1 The Morningstar Unconstrained Allocation Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Barclays Multiverse Total Return Index. The Morningstar Global Markets NR Index captures the performance of the stocks located in developed and emerging countries across the world. The Bloomberg Barclays Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to those who do not benefit from double taxation treaties. Investors should note that such indices do not reflect the deduction of fees, expenses or other taxes.

Purchase and Sale of Fund Shares (all Funds)

1.

Previously Fund shares were available to investors only through model portfolios designed and maintained by Morningstar Investment Management LLC, the adviser to the Funds. Fund shares are now also available through model portfolios designed and maintained by unaffiliated registered investment advisers. Accordingly, the first paragraph under the “Purchase and Sale of Fund Shares” heading in the Summary Section for each Fund in the Prospectus is hereby removed and replaced with the following:

Fund shares are available through investment programs provided by financial institutions (each, a Program). Such Programs include, but are not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model portfolio marketplaces. There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

2.	In addition, the first paragraph under the “Shareholder Information – Purchase and Sale of Fund Shares” heading in the Prospectus is hereby removed and replaced with the following:

Fund shares are available through investment programs provided by financial institutions (Program). A Program includes, but is not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants, and solutions provided in model portfolio marketplaces. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed through the financial institution providing the Program to you and may trigger a purchase or sale of the relevant Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in a Fund ceases to be eligible for a Program, the provider of that Program may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

Please retain this supplement for future reference.

SUPPLEMENT DATED DECEMBER 30, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Alternatives Fund

Morningstar Defensive Bond Fund

Morningstar Global Income Fund

Morningstar International Equity Fund

Morningstar Multisector Bond Fund

Morningstar Municipal Bond Fund

Morningstar Total Return Bond Fund

Morningstar U.S. Equity Fund

Morningstar Unconstrained Allocation Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Trust’s Statement of Additional Information (“SAI”) dated August 31, 2020 and should be read in conjunction with such SAI.

Morningstar Investment Management LLC’s Portfolio Manager Changes

1.

To reflect changes in Morningstar Investment Management LLC’s portfolio managers, the lead-in to the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI, and the Morningstar section of such table, are hereby removed and replaced with the following:

Other Accounts Managed by Portfolio Managers—The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of April 30, 2020, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Morningstar

Daniel E. McNeela, CFA (As of November 30, 2020)	5 $511.4 Million	0 $0	20,535 $2.8 Billion	0 $0	0 $0	0 $0

Marta K. Norton, CFA (As of November 30, 2020)	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Edward Fane, CFA (As of November 30, 2020)	0 $0	0 $0	5,031 $714.1 Million	0 $0	0 $0	0 $0
Gareth P. Lyons (As of November 30, 2020)	0 $0	0 $0	316 $46.0 Million	0 $0	0 $0	0 $0

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Michael A. Stout, CFA (As of November 30, 2020)	5 $511.4 Million	0 $0	17,683 $2.4 Billion	0 $0	0 $0	0 $0
Richard M. Williamson, CFA, CIPM (As of November 30, 2020)	5 $511.4 Million	0 $0	16,548 $2.3 Billion	0 $0	0 $0	0 $0

Hong Cheng (As of November 30, 2020)	0 $0	0 $0	3,914 $613.1 Million	0 $0	0 $0	0 $0

2.

To reflect changes in Brandywine Global Investment Management, LLC’s portfolio managers, the lead-in to the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI, and the Brandywine section of such table, are hereby removed and replaced with the following:

Other Accounts Managed by Portfolio Managers—The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of April 30, 2020, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Brandywine
David F. Hoffman, CFA	7 $4.2 Billion	46 $14.5 Billion	59 $15.9 Billion	0 $0	5 $900.0 Million	10 $12.3 Billion
Jack P. McIntyre, CFA	8 $4.3 Billion	52 $15.5 Billion	63 $16.5 Billion	0 $0	6 $1.0 Billion	15 $14.1 Billion
Anujeet Sareen, CFA	9 $4.4 Billion	52 $15.5 Billion	63 $16.5 Billion	0 $0	6 $1.0 Billion	15 $14.1 Billion
Tracy Chen, CFA, CAIA (as of November 30, 2020)	12 $4.9 Billion	49 $13.0 Billion	62 $28.9 Billion	0 $0	5 $755.0 Million	9 $12.1 Billion
Brian Kloss, JD, CPA (as of November 30, 2020)	12 $4.9 Billion	49 $13.0 Billion	62 $28.9 Billion	0 $0	5 $755.0 Million	9 $12.1 Billion

Please retain this supplement for future reference.